Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

28. Commitments and Contingencies

(a) Capital commitments

Capital expenditures contracted for at the balance sheet dates but not recognized in the Group’s consolidated financial statements are as follows:

	December 31, 2017	December 31, 2018
Property and equipment	1,250,612	1,454,031
Leasehold improvements	470,600	149,551
Total	1,721,212	1,603,582

(b) Operating lease commitments

As of December 31, 2017 and 2018, the Group had remaining outstanding commitments non-cancelable agreements in respect to its operating leases as follows:

	December 31, 2017	December 31, 2018
Within one year	233,486	393,734
1 to 2 years	261,846	457,892
2 to 3 years	278,278	444,909
More than 3 years	912,356	1,091,911
Total	1,685,966	2,388,446

(c) Contingencies

On March 12, 2019, two putative securities class action lawsuits were filed against the Company and certain of the Company officers in the U.S. District Court of the Eastern District of New York. On March 14, 2019, another putative securities class action lawsuit was filed against the Company, certain of the Company directors and officers, and underwriters in the Supreme Court of the State of New York. The plaintiffs in these cases allege, in sum and substance, that the Company’s statements in the Registration Statement and/or other public statements were false or misleading and in violation of the U.S. federal securities laws. These actions remain in their preliminary stages and the Company is currently unable to determine the potential loss, if any, associated with the resolution of such lawsuits, if they proceed.